Leases - Minimum Future Rental Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Operating Leases, Income Statement [Abstract]
2014	$ 1,859
2015	1,768
2016	949
2017	846
2018	830
Thereafter	1,730
Total	$ 7,982